ALLOWANCES AND PROVISIONS - NON CURRENT AND CURRENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Provisions and allowances - Non current
Non-current provisions, beginning of the year	$ 81,422
Non-current provisions, end of the year	839,921	$ 81,422
Allowance for doubtful accounts
Provisions and allowances - Non current
Non-current provisions, beginning of the year	0	0
Translation differences	75	0
Acquisition of business (note 3)	6,663
Additions	0	0
Reversals	(308)	0
Uses	0	0
Non-current provisions, end of the year	6,430	0
Provisions and allowances - Current
Current provisions, beginning of the year	9,870	9,472
Translation differences	(771)	544
Acquisition of business (note 3)	37,963
Additions	15,639	1,786
Reversals	(2,803)	(1,672)
Uses	(6,853)	(260)
Current provisions, end of the year	53,045	9,870
Legal claims and other matters
Provisions and allowances - Non current
Non-current provisions, beginning of the year	81,422	83,299
Translation differences	(4,108)	2,999
Acquisition of business (note 3)	856,153
Additions	37,112	5,889
Reversals	(96,761)	(6,959)
Uses	(33,897)	(3,806)
Non-current provisions, end of the year	839,921	81,422
Asset retirement obligation
Provisions and allowances - Non current
Non-current provisions, beginning of the year	38,104	32,098
Translation differences	7,558	2,735
Acquisition of business (note 3)	58,127
Additions	828	3,271
Reversals	(162)	0
Uses	0	0
Non-current provisions, end of the year	104,455	38,104
Provisions and allowances - Current
Current provisions, beginning of the year	3,304	3,610
Translation differences	(217)	(465)
Acquisition of business (note 3)	1,428
Additions	6,946	3,558
Reversals	0	0
Uses	(4,129)	(3,399)
Current provisions, end of the year	7,332	3,304
Obsolescence allowance
Provisions and allowances - Current
Current provisions, beginning of the year	79,063	61,476
Translation differences	(1,521)	0
Acquisition of business (note 3)	77,895
Additions	35,215	36,666
Reversals	(30,508)	(15,862)
Uses	39,880	(3,217)
Current provisions, end of the year	$ 200,024	$ 79,063